Statements of Changes in Parent Equity Statement - Computer Sciences GS Business - USD ($) $ in Thousands	Total	Net Parent Investment	Accumulated Other Comprehensive Loss	Non-controlling Interests
Balance, beginning of period at Mar. 30, 2012	$ 1,510,437	$ 1,485,559	$ (703)	$ 25,581
Increase (Decrease) in Parent Equity
Net income	299,442	280,701		18,741
Pension and other postretirement plans, net of tax	205		128	77
Foreign exchange translation, net of tax	77		77
Net transfers to Parent	(401,703)	(382,428)		(19,275)
Balance, end of period at Mar. 29, 2013	1,408,458	1,383,832	(498)	25,124
Increase (Decrease) in Parent Equity
Net income	318,318	296,382		21,936
Pension and other postretirement plans, net of tax	33		26	7
Transfers to multi-employer plan			(16)
Foreign exchange translation, net of tax	(255)		(255)
Adjustments from business disposition	9,290			9,290
Net transfers to Parent	(576,943)	(551,462)		(25,481)
Balance, end of period at Mar. 28, 2014	1,158,885	1,128,752	(743)	30,876
Increase (Decrease) in Parent Equity
Net income	148,157	138,900		9,257
Pension and other postretirement plans, net of tax	(17)		(13)	(4)
Foreign exchange translation, net of tax	(309)		(309)
Net transfers to Parent	(174,422)	(165,423)		(8,999)
Balance, end of period at Oct. 03, 2014	1,132,328	1,102,229	(1,039)	31,138
Balance, beginning of period at Mar. 28, 2014	1,158,885	1,128,752	(743)	30,876
Increase (Decrease) in Parent Equity
Net income	265,835	251,757		14,078
Pension and other postretirement plans, net of tax	2,014		2,007	7
Foreign exchange translation, net of tax	(1,669)		(1,669)
Net transfers to Parent	(330,017)	(313,017)		(17,000)
Balance, end of period at Apr. 03, 2015	1,095,048	1,067,492	(405)	27,961
Increase (Decrease) in Parent Equity
Net income	119,695	110,566		9,129
Pension and other postretirement plans, net of tax	1,543		1,548	(5)
Foreign exchange translation, net of tax	(456)		(456)
Net transfers to Parent	(324,730)	(315,730)		(9,000)
Balance, end of period at Oct. 02, 2015	$ 888,014	$ 862,328	$ (2,409)	$ 28,095